Note 18 - Fair Value of Financial Instruments (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Commitment, Total	$ 146,450,000	$ 126,885,000
Commitments to Extend Credit [Member]
Other Commitment, Total	$ 147,526,000	$ 127,508,000